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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2000
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Check here if Amendment  [ ]               Amendment Number:
                                                             ----
    This Amendment (Check only one.):      [ ] is a restatement.
                                           [ ] adds new holdings
                                               entries.

Institutional Investment Manager Filing this Report:

Name:     KMF Partners, L.P.
Address:  1270 Avenue of the Americas, 11th Floor
          New York, New York  10020


Form 13F File Number:  28-04223

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Karen M. Fleiss
Title: Managing Member of KMF Advisers LLC, General Partner of KMF Partners, L.P.
Phone:  (212) 582-5048

Signature, Place, and Date of Signing:

/s/ Karen M. Fleiss            New York, New York                  2/7/01
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[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)



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[X]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings I are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


No.                   Form 13F File Number                      Name

1                     28-04221                                  Karen M. Fleiss



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                                                   FORM 13F SUMMARY PAGE


  Report Summary:

Number of Other Included Managers:                 0
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Form 13F Information Table Entry Total:            0
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Form 13F Information Table Value Total:            0
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